EQUITY ACCOUNTED INVESTMENTS - Equity Accounted Investments, Reconciliation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Interests In Other Entities [Abstract]
Equity accounted investments, beginning of period			$ 19,719	$ 20,764	$ 20,764
Additions			584		522
Disposals and return of capital distributions			(149)		(108)
Share of net earnings (losses) from equity accounted investments	$ 253	$ (757)	459	$ (793)	(749)
Distributions received			(92)		(618)
Foreign currency translation			17		107
Reclassification (to) from assets held for sale			(117)		121
Other comprehensive income and other			21		(320)
Equity accounted investments, end of year	$ 20,442		$ 20,442		$ 19,719